Equipment Loan - Related Party (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
Opening balance
Loan advanced	360,000
Interest accrued	355
Closing balance	$ 360,355